Lease liabilities - Summary of lease liabilities activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance at the beginning of the year	$ 666	$ 566	$ 542
Increases of leases	444	404	306
Financial accretions	71	77	75
Decreases of leases	(5)	(23)	(15)
Payments	(400)	(359)	(341)
Net exchange and translation differences			(2)
Result from net monetary position		1	1
Balance at the end of year	$ 776	$ 666	$ 566